Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives Associated With Fixed Income Trading Activities
The following tables summarize FHN’s derivatives associated with fixed income trading activities as of December 31, 2018 and 2017:

	December 31, 2018
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$2,271,448	$18,744	$27,768
Offsetting Upstream Interest Rate Contracts	2,271,448	4,014	9,041
Option Contracts Purchased	20,000	25	—
Forwards and Futures Purchased	4,684,177	28,304	181
Forwards and Futures Sold	4,967,454	522	30,055

	December 31, 2017
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts	$2,026,753	$22,097	$18,323
Offsetting Upstream Interest Rate Contracts	2,026,753	17,931	20,720
Option Contracts Purchased	20,000	15	—
Forwards and Futures Purchased	6,257,140	4,354	5,526
Forwards and Futures Sold	6,292,012	5,806	4,010

Derivatives Associated With Interest Rate Risk Management Activities
The following tables summarize FHN’s derivatives associated with interest rate risk management activities as of December 31, 2018 and 2017:

	December 31, 2018
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts	$2,029,162	$20,262	$25,880
Offsetting Upstream Interest Rate Contracts	2,029,162	8,154	9,153
Debt Hedging
Hedging Instruments:
Interest Rate Swaps	$900,000	$127	$6
Hedged Items:
Term Borrowings:
Par	N/A	N/A	$900,000
Cumulative fair value hedging adjustments	N/A	N/A	(15,094)
Unamortized premium/(discount) and issuance costs	N/A	N/A	(2,295)
Total carrying value	N/A	N/A	$882,611

	December 31, 2017
(Dollars in thousands)	Notional	Assets	Liabilities
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts	$1,608,912	$11,644	$19,780
Offsetting Upstream Interest Rate Contracts	1,608,912	18,473	11,019
Debt Hedging
Hedging Instruments:
Interest Rate Swaps	$900,000	$371	N/A
Hedged Items:
Term Borrowings:
Par	N/A	N/A	$900,000
Cumulative fair value hedging adjustments	N/A	N/A	(13,472)
Unamortized premium/(discount) and issuance costs	N/A	N/A	(3,910)
Total carrying value	N/A	N/A	$882,618

Gains/(Losses) on Derivatives Associated with Interest Rate Risk Management Activities
The following table summarizes gains/(losses) on FHN’s derivatives associated with interest rate risk management activities for the years ended December 31, 2018, 2017, and 2016:

	Year Ended December 31
	2018	2017	2016
(Dollars in thousands)	Gains/(Losses)	Gains/(Losses)	Gains/(Losses)
Customer Interest Rate Contracts Hedging
Hedging Instruments and Hedged Items:
Customer Interest Rate Contracts (a)	$1,779	$(10,703)	(22,969)
Offsetting Upstream Interest Rate Contracts (a)	(1,779)	10,699	22,969
Debt Hedging
Hedging Instruments:
Interest Rate Swaps (b)	$(1,648)	$(7,766)	$(3,552)
Hedged Items:
Term Borrowings (a) (c)	1,622	7,582	3,429

(a)	Gains/losses included in All other expense within the Consolidated Statements of Income.

(b)	Gains/losses included in the Interest expense for 2018, and All other expense for 2017 and 2016 within the Consolidated Statement of Income.

(c)	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.

Derivative Associated With Cash Flow Hedges
The following tables summarize FHN’s derivative activities associated with cash flow hedges as of December 31, 2018 and 2017:

	December 31, 2018
(Dollars in thousands)	Notional	Assets	Liabilities
Cash Flow Hedges
Hedging Instruments:
Interest Rate Swaps	$900,000	$888	$5
Hedged Items:
Variability in Cash Flows Related to Debt Instruments (Primarily Loans)	N/A	$900,000	N/A

	December 31, 2017
(Dollars in thousands)	Notional	Assets	Liabilities
Cash Flow Hedges
Hedging Instruments:
Interest Rate Swaps	$900,000	$942	N/A
Hedged Items:
Variability in Cash Flows Related to Debt Instruments (Primarily Loans)	N/A	$900,000	N/A

Gains/(Losses) on Derivatives Associated with Cash Flow Hedges
The following table summarizes gains/(losses) on FHN’s derivatives associated with cash flow hedges for the years ended December 31, 2018 and 2017:

	Year Ended December 31
	2018	2017	2016
(Dollars in thousands)	Gains/(Losses)	Gains/(Losses)	Gains/(Losses)
Cash Flow Hedges
Hedging Instruments:
Interest Rate Swaps (a)	$(5,502)	$(8,264)	$(2,045)
Gain/(loss) recognized in Other comprehensive income/(loss)	(6,284)	(2,156)	130
Gain/(loss) reclassified from AOCI into Interest income	2,142	(2,945)	(1,395)

(a)	Approximately $7.4 million of cumulative losses are expected to be reclassified into earnings in the next twelve months.

Derivative Assets And Collateral Received
The following table provides details of derivative assets and collateral received as presented on the Consolidated Statements of Condition as of December 31, 2018 and 2017:

				Gross amounts not offset in the Statements of Condition
(Dollars in thousands)	Gross amounts of recognized assets	Gross amounts offset in the Statements of Condition	Net amounts of assets presented in the Statements of Condition (a)	Derivative liabilities available for offset	Collateral Received	Net amount
Derivative assets:
December 31, 2018 (b)	$52,562	$—	$52,562	$(12,745)	$(39,637)	$180
December 31, 2017 (b)	71,458	—	71,458	(17,278)	(51,271)	2,909

(a)
Included in Derivative assets on the Consolidated Statements of Condition. As of December 31, 2018 and 2017, $28.9 million and $10.2 million, respectively, of derivative assets (primarily fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.

(b)	Amounts are comprised entirely of interest rate derivative contracts.

Derivative Liabilities and Collateral Pledged
The following table provides details of derivative liabilities and collateral pledged as presented on the Consolidated Statements of Condition as of December 31, 2018 and 2017:

				Gross amounts not offset in the Statements of Condition
(Dollars in thousands)	Gross amounts of recognized liabilities	Gross amounts offset in the Statements of Condition	Net amounts of liabilities presented in the Statements of Condition (a)	Derivative assets available for offset	Collateral pledged	Net amount
Derivative liabilities:
December 31, 2018 (b)	$71,853	$—	$71,853	$(12,745)	$(54,773)	$4,335
December 31, 2017 (b)	69,842	—	69,842	(17,278)	(51,801)	763

(a)
Included in Derivative liabilities on the Consolidated Statements of Condition. As of December 31, 2018 and 2017, $61.9 million and $15.2 million, respectively, of derivative liabilities (primarily Visa-related derivatives and fixed income forward contracts) have been excluded from these tables because they are generally not subject to master netting or similar agreements.

(b)	Amounts are comprised entirely of interest rate derivative contracts.